Operating Segment Information	3 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Operating Segment Information	Operating Segment Information
We derive our revenues, earnings and cash flows from the manufacture and sale of a wide variety of chemical products. We have reported our operations through our two segments, Titanium Dioxide and Performance Additives, and organized our business and derived our operating segments around differences in product lines.

The major product groups of each reportable operating segment are as follows:

Segment	Product Group
Titanium Dioxide	titanium dioxide
Performance Additives	functional additives, color pigments, and timber treatment
Sales between segments are generally recognized at external market prices and are eliminated in consolidation. Adjusted EBITDA is presented as a measure of the financial performance of our global business units and for reporting the results of our operating segments. The revenues and adjusted EBITDA for each of the two reportable operating segments are as follows:

	Three months ended March 31,
	2023	2022
Revenues:
Titanium Dioxide	$313	$510
Performance Additives	125	149
Total	$438	$659
Adjusted EBITDA(1)
Titanium Dioxide	$(61)	$49
Performance Additives	(2)	20
	(63)	69
Corporate and other	(20)	(12)
Total	(83)	57
Reconciliation of adjusted EBITDA to net (loss) income:
Interest expense	(24)	(18)
Interest income	3	3
Income tax expense	(1)	—
Depreciation and amortization	(56)	(31)
Net income attributable to noncontrolling interests	2	1
Other adjustments:
Business acquisition and integration expenses	(9)	—
Gain (loss) on disposition of business/assets	12	1
Certain legal expenses/settlements	(1)	(2)
Amortization of pension and postretirement actuarial losses	(1)	—
Net plant incident credits (costs)	(2)	(2)
Restructuring, impairment and plant closing and transition costs	(8)	(11)
Net loss	$(168)	$(2)

(1)Adjusted EBITDA is defined as net income/loss of Venator before interest expense, interest income, income tax expense/benefit, depreciation and amortization and net income attributable to noncontrolling interests, as well as eliminating the following adjustments: (a) business acquisition and integration expenses; (b) loss/gain on disposition of business/assets; (c) certain legal expenses/settlements; (d) amortization of pension and postretirement actuarial losses/gains; (e) net plant incident costs/credits; and (f) restructuring, impairment, and plant closing and transition costs.